Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets	The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
September 30, 2023

Operating lease right-of-use assets, net	$1,358,342

Operating lease liabilities - current	551,384
Operating lease liabilities - non-current	882,617
Total operating lease liabilities	$1,434,001

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.25 years
Weighted average discount rate	7.9%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of September 30, 2023:
Twelve months ending September 30,
2024	$639,308
2025	324,781
2026	235,746
2027	223,410
2028	226,151
Thereafter	18,960
Total future minimum lease payments	1,668,356
Less: imputed interest	(234,355)
Present value of lease liabilities	$1,434,001